Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 263,701,349	$ 245,749,032
Contract with customer, asset and liability
Deferred revenue	$ 0	0
Remaining performance obligations	true
Contract assets	$ 0
Cost to obtain or fulfill contracts	0
Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		245,749,032
Product Revenue
Disaggregation of Revenue [Line Items]
Revenues	261,398,205	237,671,178
Product Revenue | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		237,671,178
Venlafaxine ER
Disaggregation of Revenue [Line Items]
Revenues	66,039,604
Venlafaxine ER | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		96,054,161
Methylphenidate ER
Disaggregation of Revenue [Line Items]
Revenues	129,468,673
Methylphenidate ER | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		43,711,097
Lorzone
Disaggregation of Revenue [Line Items]
Revenues	17,171,894
Lorzone | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		22,275,831
Divigel
Disaggregation of Revenue [Line Items]
Revenues	23,313,679
Divigel | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		18,541,774
OB Complete
Disaggregation of Revenue [Line Items]
Revenues	10,509,824
OB Complete | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		10,446,364
Other
Disaggregation of Revenue [Line Items]
Revenues	14,894,531
Other | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		46,641,951
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenues	1,958,571	6,449,095
Royalty Revenue | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		6,449,095
License and contract revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 344,573
License and contract revenue | Calculated under Revenue Guidance in Effect before Topic 606
Disaggregation of Revenue [Line Items]
Revenues		$ 1,628,759
Maximum
Disaggregation of Revenue [Line Items]
Invoice payment due period	60 days
Maximum | Product Revenue
Disaggregation of Revenue [Line Items]
Invoice payment due period	60 days